Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	12 Months Ended
Dec. 31, 2022
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	Amounts due from financial institutions
a.Breakdown of amounts due from financial institutions:

	12/31/2022	12/31/2021
Interbank deposit investments	2,383,526	1,729,676
Interbank onlending	31,805	25,559
Loans to financial institutions	1,845,665	298,104
Expected loss	(2,140)	(1,477)
Total	4,258,856	2,051,862